Average Annual Total Returns - FidelityEnvironmentalBondFund-AMCIZPRO - FidelityEnvironmentalBondFund-AMCIZPRO - Fidelity Environmental Bond Fund	Oct. 30, 2024
Fidelity Advisor Environmental Bond Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	1.09%
Since Inception	(5.37%)	[1]
Fidelity Advisor Environmental Bond Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.19%
Since Inception	(5.34%)	[2]
Fidelity Advisor Environmental Bond Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.10%
Since Inception	(6.23%)	[2]
Fidelity Advisor Environmental Bond Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.68%
Since Inception	(4.40%)	[2]
Fidelity Advisor Environmental Bond Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	5.54%
Since Inception	(3.64%)	[3]
Fidelity Advisor Environmental Bond Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	3.65%
Since Inception	(4.53%)	[4]
Fidelity Advisor Environmental Bond Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	5.65%
Since Inception	(3.54%)	[5]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(3.16%)
IXXY6
Average Annual Return:
Past 1 year	6.56%
Since Inception	(2.62%)

[1]	B From June 15, 2021 .
[2]	A From June 15, 2021 .
[3]	D From June 15, 2021 .
[4]	C From June 15, 2021 .
[5]	E From June 15, 2021 .